Summary of Significant Accounting Policies (Details Narrative)			1 Months Ended	6 Months Ended		12 Months Ended			27 Months Ended
	Jan. 01, 2012	Jan. 01, 2012	Aug. 31, 2018	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Jul. 31, 2018	Jan. 02, 2019 USD ($)
Impairment losses on long-lived assets
Income tax percentage						31.00%	14.00%
Deferred revenue				$ 421,561		$ 509,385	$ 147,269
Potentially dilutive ordinary shares | shares
Operating lease term				1 year		1 year
Operating lease right-of-use assets				$ 301,751		$ 415,770
ASU 2016-02 [Member]
Operating lease term							12 months
Operating lease right-of-use assets										$ 301,751
Operating lease liabilities										$ 301,751
Revenue [Member]
Concentration of credit risk				10.00%		10.00%	10.00%	10.00%
CNY [Member]
Foreign currency risk, percentage				1.00		0.99	0.80
Valued Added Tax [Member]
Income tax percentage	6.00%	6.00%	6.00%						3.00%
Valued Added Tax [Member] | ZDSE [Member]
VAT rate description				The preferential tax rate for small-scale VAT taxpayers is 3%. The VAT rate of branches of ZDSE were 3% and 6%.